UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-07242

The Cutler Trust
(Exact name of registrant as specified in charter)

525 Bigham Knoll Jacksonville, Oregon	97530
(Address of principal executive offices)	(Zip code)

Matthew C. Patten

Cutler Investment Counsel, LLC 525 Bigham Knoll Jacksonville, Oregon 97530
(Name and address of agent for service)

Registrant’s telephone number, including area code:	(541) 770-9000

Date of fiscal year end:	June 30

Date of reporting period:	December 31, 2025

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Reports to Stockholders.

(a)

Cutler Equity Fund

(DIVHX)

Semi-Annual Shareholder Report - December 31, 2025

Fund Overview

This semi-annual shareholder report contains important information about Cutler Equity Fund (the "Fund") for the period of July 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://funddocs.filepoint.com/cutler/ . You can also request this information by contacting us at (800) 228-8537.

What were the Fund’s annualized costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Cutler Equity Fund	$51	0.99%

How did the Fund perform during the reporting period?

     This past year was one of transformation. Perhaps the biggest change occurred in the political realm, with President Trump pursuing a policy agenda unlike any in the past century. Tariffs dominated headlines, until they didn’t. The government shutdown dominated headlines, until it did not. Investors able to be comfortable being uncomfortable were the most successful this past year, as persistence ultimately ruled the day and markets again had a banner year.

     Much of the change in our society is being driven by Artificial Intelligence ("AI"). Since 2022, AI has contributed an estimated $250 billion to US GDP. Certain estimates of capital investment through 2027 are as high as $2.1 trillion of spending! This rapid buildout compares in scale to historical technological transformations of the past such as the railroad or telecom buildouts. The US economy has remade itself time and time again, and we are in the midst of decidedly doing so again.

     With the rapid pace of societal change, investors cannot be blamed for feeling uneasy. And yet, as of December 31, 2025, the major indexes had finished markedly higher. The S&P® 500 Index finished the year up 17.88%. The Cutler Equity Fund posted a 14.36% return during 2025. Other than the down market in 2022, the S&P® 500 Index’s 17.88% return represented the lowest year since 2019. A new dynamic, one not dominated by the Magnificent 7 stocks, began to emerge. While growth stocks still outperformed value stocks, the gap narrowed significantly. We are optimistic for this trend to continue, as the economic benefits of AI begin to spread to companies in other sectors beyond technology. We believe that the Cutler Equity Fund, with an emphasis on dividend paying equities, would benefit from a continuation of this underlying trend. While we remain positive on the equity markets at these levels, our view is that investors should continue to manage risk.

     Thank you for your continued support. Please contact Cutler should you have any questions about your investment in the Fund.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

$40,000
$30,000
$20,000
$10,000
Dec-2015
Dec-2016
Dec-2017
Dec-2018
Dec-2019
Dec-2020
Dec-2021
Dec-2022
Dec-2023
Dec-2024
Dec-2025
Cutler Equity Fund - $28,796
S&P 500® Index - $39,827
S&P 500® Value Index - $30,323

	Cutler Equity Fund	S&P 500® Index	S&P 500® Value Index
Dec-2015	$10,000	$10,000	$10,000
Dec-2016	$11,493	$11,196	$11,740
Dec-2017	$13,542	$13,640	$13,543
Dec-2018	$12,674	$13,042	$12,331
Dec-2019	$15,804	$17,149	$16,268
Dec-2020	$17,318	$20,304	$16,489
Dec-2021	$21,599	$26,132	$20,594
Dec-2022	$20,887	$21,399	$19,519
Dec-2023	$22,381	$27,025	$23,858
Dec-2024	$25,181	$33,786	$26,790
Dec-2025	$28,796	$39,827	$30,323

Average Annual Total Returns

	1 Year	5 Years	10 Years
Cutler Equity Fund	14.36%	10.71%	11.16%
S&P 500® Index	17.88%	14.42%	14.82%
S&P 500® Value Index	13.19%	12.96%	11.73%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Fund Statistics

  Net Assets$205,030,287
  Number of Portfolio Holdings34
  Advisory Fee $789,249
  Portfolio Turnover2%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	99.9%
Money Market Funds	0.1%

What did the Fund invest in?

Sector Weighting (% of net assets)

Industrials
21.3%
Financials
17.1%
Health Care
13.8%
Consumer Staples
12.6%
Technology
13.3%
Consumer Discretionary
10.4%
Energy
5.5%
Utilities
2.7%
Communications
2.4%
Materials
0.8%
Money Market Funds
0.1%

Value	Value
Money Market Funds	0.1%
Materials	0.8%
Communications	2.4%
Utilities	2.7%
Energy	5.5%
Consumer Discretionary	10.4%
Technology	13.3%
Consumer Staples	12.6%
Health Care	13.8%
Financials	17.1%
Industrials	21.3%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Microsoft Corporation	6.9%
Caterpillar, Inc.	6.5%
Walmart, Inc.	5.9%
RTX Corporation	5.3%
BlackRock, Inc.	4.7%
Charles Schwab Corporation (The)	4.7%
Republic Services, Inc.	3.9%
Home Depot, Inc. (The)	3.7%
McDonald's Corporation	3.7%
Deere & Company	3.6%

Material Fund Changes

No material changes occurred during the period ended December 31, 2025.

Cutler Equity Fund (DIVHX)

Semi-Annual Shareholder Report - December 31, 2025

Where can I find additional information about the Fund?

  Additional information is available on the Fund's website (https://funddocs.filepoint.com/cutler/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 123125-DIVHX

(b)	Not applicable

Item 2.	Code of Ethics.

Not required.

Item 3.	Audit Committee Financial Expert.

Not required.

Item 4.	Principal Accountant Fees and Services.

Not required.

Item 5.	Audit Committee of Listed Registrants.

Not applicable

Item 6.	Investments.

(a)	The Registrant’s schedule of investments is included in the Financial Statements under Item 7 of this form.

(b)	Not applicable

Item 7.	Financial Statements and Financial Highlights for Open-End Management Investment Companies

(a)

The Cutler Trust

CUTLER EQUITY FUND

SEMI-ANNUAL FINANCIAL STATEMENTS AND

ADDITIONAL INFORMATION

December 31, 2025

(Unaudited)

CUTLER EQUITY FUND

CUTLER EQUITY FUND

SCHEDULE OF INVESTMENTS

December 31, 2025 (Unaudited)

COMMON STOCKS — 99.9%	Shares	Value
Communications — 2.4%
Telecommunications — 2.4%
Verizon Communications, Inc.	120,884	$4,923,605

Consumer Discretionary — 10.4%
Apparel & Textile Products — 1.9%
NIKE, Inc. - Class B	59,658	3,800,811

Home Construction — 1.1%
Lennar Corporation - Class A	22,682	2,331,710

Leisure Facilities & Services — 3.7%
McDonald’s Corporation	24,620	7,524,611

Retail - Discretionary — 3.7%
Home Depot, Inc. (The)	22,212	7,643,149

Consumer Staples — 12.6%
Beverages — 2.0%
PepsiCo, Inc.	28,332	4,066,209

Household Products — 2.0%
Procter & Gamble Company (The)	29,135	4,175,337

Retail - Consumer Staples — 8.6%
Kroger Company (The)	90,343	5,644,631
Walmart, Inc.	108,428	12,079,963
		17,724,594
Energy — 5.5%
Oil & Gas Producers — 5.5%
Chevron Corporation	29,825	4,545,628
Exxon Mobil Corporation	55,578	6,688,257
		11,233,885
Financials — 17.1%
Asset Management — 9.4%
BlackRock, Inc.	9,130	9,772,204
Charles Schwab Corporation (The)	96,259	9,617,237
		19,389,441
Banking — 7.7%
JPMorgan Chase & Company	22,044	7,103,018
M&T Bank Corporation	20,047	4,039,069
PNC Financial Services Group, Inc. (The)	22,066	4,605,836
		15,747,923

CUTLER EQUITY FUND

SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS — 99.9% (Continued)	Shares	Value
Health Care — 13.8%
Biotech & Pharma — 5.8%
Johnson & Johnson	24,932	$5,159,677
Merck & Company, Inc.	43,950	4,626,177
Pfizer, Inc.	86,288	2,148,571
		11,934,425
Health Care Facilities & Services — 3.1%
CVS Health Corporation	78,838	6,256,584

Medical Equipment & Devices — 4.9%
Becton, Dickinson and Company	21,669	4,205,303
Medtronic plc	61,083	5,867,633
		10,072,936
Industrials — 21.3%
Aerospace & Defense — 5.3%
RTX Corporation	58,744	10,773,649

Commercial Support Services — 3.9%
Republic Services, Inc.	37,861	8,023,882

Electrical Equipment — 2.0%
Carrier Global Corporation	76,383	4,036,078

Machinery — 10.1%
Caterpillar, Inc.	23,219	13,301,469
Deere & Company	16,095	7,493,349
		20,794,818
Materials — 0.8%
Chemicals — 0.8%
DuPont de Nemours, Inc.	41,270	1,659,054

Technology — 13.3%
Semiconductors — 3.4%
Qnity Electronics, Inc.	24,437	1,995,281
Texas Instruments, Inc.	28,488	4,942,383
		6,937,664
Software — 6.9%
Microsoft Corporation	29,230	14,136,212

Technology Services — 3.0%
International Business Machines Corporation	20,694	6,129,770

CUTLER EQUITY FUND

SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS — 99.9% (Continued)	Shares	Value
Utilities — 2.7%
Electric Utilities — 2.7%
NextEra Energy, Inc.	68,647	$5,510,981

Total Common Stocks (Cost $88,009,651)		$204,827,328

MONEY MARKET FUNDS — 0.1%	Shares	Value
Invesco Short-Term Investment Trust Government & Agency Portfolio - Institutional Class, 3.68% (a) (Cost $164,130)	164,130	$164,130

Total Investments at Value — 100.0% (Cost $88,173,781)		$204,991,458

Other Assets in Excess of Liabilities — 0.0% (b)		38,829

Net Assets — 100.0%		$205,030,287

(a)	The rate shown is the 7-day effective yield as of December 31, 2025.
(b)	Percentage rounds to less than 0.1%.

See accompanying notes to financial statements.

CUTLER EQUITY FUND

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2025 (Unaudited)

ASSETS
Investments in securities:
At cost	$88,173,781
At value (Note 2)	$204,991,458
Receivable for capital shares sold	144,994
Dividends receivable	201,874
Other assets	31,246
Total assets	205,369,572

LIABILITIES
Payable for capital shares redeemed	150,359
Payable to Adviser (Note 3)	133,600
Payable to administrator (Note 3)	17,900
Other accrued expenses	37,426
Total liabilities	339,285
CONTIGENCIES AND COMMITMENTS (NOTE 6)	—

NET ASSETS	$205,030,287

NET ASSETS CONSIST OF:
Paid-in capital	$83,839,482
Accumulated earnings	121,190,805
NET ASSETS	$205,030,287

Shares outstanding (unlimited number of shares authorized, no par value)	7,179,014

Net asset value, offering price and redemption price per share (Note 2)	$28.56

See accompanying notes to financial statements.

CUTLER EQUITY FUND

STATEMENT OF OPERATIONS

For the Six Months Ended December 31, 2025 (Unaudited)

INVESTMENT INCOME
Dividend income	$2,368,932

EXPENSES
Investment advisory fees (Note 3)	789,249
Administration fees (Note 3)	107,380
Shareholder servicing fees (Note 4)	52,617
Registration and filing fees	17,633
Trustees’ fees (Note 3)	15,000
Insurance expense	11,649
Audit and tax services fees	9,882
Legal fees	9,704
Custody and bank service fees	9,335
Shareholder reporting expenses	7,297
Postage and supplies	5,871
Other expenses	6,194
Total expenses	1,041,811

NET INVESTMENT INCOME	1,327,121

REALIZED AND UNREALIZED GAINS ON INVESTMENTS
Net realized gains from investment transactions	6,160,737
Net change in unrealized appreciation (depreciation) on investments	4,567,215
NET REALIZED AND UNREALIZED GAINS ON INVESTMENTS	10,727,952

NET INCREASE IN NET ASSETS FROM OPERATIONS	$12,055,073

See accompanying notes to financial statements.

CUTLER EQUITY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended December 31, 2025 (Unaudited)	Year Ended June 30, 2025
FROM OPERATIONS
Net investment income	$1,327,121	$2,797,834
Net realized gains from investment transactions	6,160,737	10,360,982
Net change in unrealized appreciation (depreciation) on investments	4,567,215	14,490,985
Net increase in net assets from operations	12,055,073	27,649,801

DISTRIBUTIONS TO SHAREHOLDERS (Note 2)	(9,953,542)	(10,881,855)

CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	4,641,879	13,372,241
Net asset value of shares issued in reinvestment of distributions to shareholders	9,911,997	10,851,895
Payments for shares redeemed	(14,470,358)	(30,943,430)
Net increase (decrease) in net assets from capital share transactions	83,518	(6,719,294)

TOTAL INCREASE IN NET ASSETS	2,185,049	10,048,652

NET ASSETS
Beginning of period	202,845,238	192,796,586
End of period	$205,030,287	$202,845,238

CAPITAL SHARE ACTIVITY
Shares sold	158,971	494,775
Shares reinvested	341,719	396,784
Shares redeemed	(497,063)	(1,132,016)
Net increase (decrease) in shares outstanding	3,627	(240,457)
Shares outstanding at beginning of period	7,175,387	7,415,844
Shares outstanding at end of period	7,179,014	7,175,387

See accompanying notes to financial statements.

CUTLER EQUITY FUND

FINANCIAL HIGHLIGHTS

Per Share Data for a Share Outstanding Throughout Each Period

	Six Months Ended Dec. 31 2025		Years Ended June 30,
	(Unaudited)		2025		2024		2023	2022	2021(a)
Net asset value at beginning of period	$28.27		$26.00		$25.02		$22.89	$26.11	$19.90

Income (loss) from investment operations:
Net investment income	0.19		0.39		0.39		0.37	0.33	0.32
Net realized and unrealized gains (losses) on investments	1.51		3.39		2.38		2.16	(1.46)	7.17
Total from investment operations	1.70		3.78		2.77		2.53	(1.13)	7.49

Less distributions from:
Net investment income	(0.19)		(0.39)		(0.39)		(0.37)	(0.32)	(0.32)
Net realized gains	(1.22)		(1.12)		(1.40)		(0.03)	(1.77)	(0.96)
Total distributions	(1.41)		(1.51)		(1.79)		(0.40)	(2.09)	(1.28)

Net asset value at end of period	$28.56		$28.27		$26.00		$25.02	$22.89	$26.11

Total return(b)	5.95	%(c)	14.79%		11.57%		11.18%	(5.04%)	38.64%

Net assets at end of period (000’s)	$205,030		$202,845		$192,797		$182,112	$175,816	$193,953

Ratios/supplementary data:
Ratio of total expenses to average net assets	0.99	%(d)	0.99%		0.99%		0.99%	0.99%	1.02%
Ratio of net expenses to average net assets(e)	0.99	%(d)	0.99	%(f)	0.99	%(g)	0.99%	0.99%	1.04%
Ratio of net investment income to average net assets(e)	1.26	%(d)	1.39	%(f)	1.52	%(g)	1.53%	1.26%	1.36%
Portfolio turnover rate	2	%(c)	1%		6%		7%	1%	7%

(a)	Effective October 28, 2020, all existing shares of the Fund converted from Class II shares (Note 1).
(b)	Total return is a measure of the change in value of an investment in the Fund over the period covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. Returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. The total returns would have been lower if the Adviser had not reduced advisory fees for the year ended June 30, 2024 and would have been higher for the years ended June 30, 2025, and 2021 had the Adviser not recouped prior year fee reductions (Note 3).
(c)	Not Annualized.
(d)	Annualized.
(e)	Ratio was determined after investment advisory fee reductions and/or recoupments of previous investment advisory fee reductions for the years ended June 30, 2025, 2024, 2023, 2022 and 2021 (Note 3).
(f)	Ratio excludes the voluntary refund from the Adviser in the amount of $26,787, otherwise the net expenses and net investment income to average net assets would have been 0.98% and 1.41%, respectively (Note 3).
(g)	Ratio excludes the voluntary refund from the Adviser in the amount of $54,075, otherwise the net expenses and the net investment income to average net assets ratios would have been 0.96% and 1.55%, respectively.

See accompanying notes to financial statements.

CUTLER EQUITY FUND

NOTES TO FINANCIAL STATEMENTS

DECEMBER 31, 2025 (UNAUDITED)

1. Organization

The Cutler Equity Fund (the “Fund”) is a diversified series of The Cutler Trust (the “Trust”). The Trust is a Delaware statutory trust that is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust is authorized to issue an unlimited number of Fund shares of beneficial interest without par value.

The Fund seeks current income and long-term capital appreciation.

The Fund currently offers one class of shares, which prior to October 28, 2021 were known as Class II Shares. The current shares are sold without any sales loads but are subject to a shareholder service plan fee of up to 0.15% of the Fund’s average daily net assets.

2. Significant Accounting Policies

The following summarizes the significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Fund follows accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, “Financial Services – Investment Companies.”

Segment Reporting — The management team of Cutler Investment Counsel, LLC (the “Adviser”) acts as the Fund’s chief operating decision maker (“CODM”). The CODM has determined that the Fund has a single operating segment as the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Adviser. The CODM allocates resources and assesses performance based on the operating results of the Fund, which is consistent with the results presented in the Fund’s Schedule of Investments, Statements of Changes in Net Assets and Financial Highlights.

New Accounting Pronouncement — In December 2023, the FASB issued Accounting Standards Update 2023-09 (“ASU 2023-09”), Income Taxes (“Topic 740”) Improvements to Income Tax Disclosures, which amends quantitative and qualitative income tax disclosure requirements in order to increase disclosure consistency, bifurcate income tax information by jurisdiction and remove information that is no longer beneficial. ASU 2023-09 is effective for annual periods beginning after December 15, 2024, and early adoption is permitted. Fund Management concludes that there is no impact on the Fund’s financial statements.

Securities Valuation — The Fund records investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Portfolio securities are valued as of the close of regular trading on the New York Stock Exchange (“NYSE”) (normally, 4:00 p.m., Eastern time) on each day the NYSE is open. Exchange traded securities are valued using the last

CUTLER EQUITY FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

reported sales price on the exchanges on which they are primarily traded. When using the last sales price and when the market is considered to be active, the security will be classified within Level 1 of the fair value hierarchy (see below). In the absence of a sale, such securities are valued at the mean of the last bid and asked price. Securities which are quoted by NASDAQ are valued at the NASDAQ Official Closing Price. Investments in shares of other open-end investment companies, including money market funds, are valued at their net asset value (“NAV”) as reported by such companies.

The Fund values securities at fair value as determined by the Adviser, as the Fund’s valuation designee, in accordance with procedures adopted by the Trust’s Board of Trustees (the “Board”) pursuant to Rule 2a-5 under the 1940 Act if (1) market quotations are insufficient or not readily available or (2) the Adviser believes that the prices or values available are unreliable due to, among other things, the occurrence of events after the close of the securities markets on which the Fund’s securities primarily trade but before the time as of which the Fund calculates its NAV. In instances where the Adviser believes that the prices received from the independent pricing service are unreliable, proprietary valuation models may be used that consider benchmark yield curves, estimated default rates, coupon rates, anticipated timing of principal repayments and other unique security features to estimate the relevant cash flows, which are discounted to calculate the fair values. Fair valued securities will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used.

The Board approves the independent pricing services used by the Fund.

GAAP establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires disclosures about fair value measurements.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

●	Level 1 – quoted unadjusted prices for identical instruments in active markets to which the Fund has access at the date of measurement.

●	Level 2 – quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model derived valuations in which all significant inputs and significant value drivers are observable. Level 2 inputs are those in markets for which there are few transactions, the prices are not current, little public information exists or instances where prices vary substantially over time or among brokered market makers.

●	Level 3 – model derived valuations in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect the Fund’s own assumptions that market participants would use to price the asset or liability based on the best available information.

CUTLER EQUITY FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

The following is a summary of the Fund’s investments based on the inputs used to value the investments as of December 31, 2025 by security type:

	Level 1	Level 2	Level 3	Total
Common Stocks	$204,827,328	$—	$—	$204,827,328
Money Market Funds	164,130	—	—	164,130
Total	$204,991,458	$—	$—	$204,991,458

Refer to the Fund’s Schedule of Investments for a listing of securities by sector and industry type. There were no derivatives or Level 3 securities held by the Fund as of or during the six months ended December 31, 2025.

Share Valuation — The NAV per share of the Fund is calculated daily by dividing the total value of its assets, less liabilities, by the number of shares outstanding. The offering price and redemption price per share of the Fund is equal to its NAV per share.

Estimates — The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Investment Transactions, Investment Income and Realized Gains and Losses — Investment transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, if any, is recorded as earned. Realized gains and losses on investments sold are determined on a specific identification basis. Withholding taxes on foreign dividends have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Distributions to Shareholders — Dividends from net investment income, if any, are declared and paid quarterly to shareholders of the Fund. Capital gain distributions, if any, are distributed to shareholders annually. Distributions are based on amounts calculated in accordance with applicable federal income tax regulations, which may differ from GAAP. These differences are due primarily to differing treatments of income and gains on various investment securities held by the Fund, timing differences and differing characterizations of distributions made by the

CUTLER EQUITY FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

Fund. Dividends and distributions are recorded on the ex-dividend date. The tax character of distributions paid by the Fund during the periods ended December 31, 2025 and June 30, 2025 was as follows:

Period Ended	Ordinary Income	Long-term Capital Gains	Total Distributions*
12/31/2025	$1,374,995	$8,578,547	$9,953,542
6/30/2025	$2,804,880	$8,074,836	$10,879,716

*	Total Distributions may not tie to the amounts listed on the Statements of Changes in Net Assets due to distribution payables and reclassifications of the character of the distributions as a result of permanent differences between financial statements and income tax reporting.

Federal Income Tax — The Fund has qualified and intends to continue to qualify each year as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). By so qualifying, the Fund will not be subject to federal income taxes to the extent that 100% of its net investment income and net realized capital gains are distributed in accordance with the Code.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also the Fund’s intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98.2% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

The following information is computed on a tax basis for each item as of December 31, 2025:

Tax cost of investments	$88,173,781
Gross unrealized appreciation	$119,555,021
Gross unrealized depreciation	(2,737,344)
Net unrealized appreciation on investments	116,817,677
Accumulated ordinary income	14
Other gains	4,373,114
Accumulated earnings	$121,190,805

The Fund recognizes the tax benefits or expenses of uncertain tax positions only when the position is “more-likely-than-not” to be sustained assuming examination by tax authorities. Management has reviewed the tax positions taken on Federal income tax returns for the current and all open tax years (generally, three years) and has concluded that no provision for unrecognized tax benefits or expenses is required in these financial statements. Therefore, no tax expense (including interest and penalties) was recorded in the current year and no adjustments were made to prior periods.

CUTLER EQUITY FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense on the Statement of Operations. During the six months ended December 31, 2025, the Fund did not incur any interest or penalties.

3. Transactions with Related Parties

Investment Adviser — Pursuant to an Investment Advisory Agreement, the Fund pays the Adviser a fee, which is accrued daily and paid monthly, at an annual rate of 0.75% of the Fund’s average daily net assets.

In connection with the execution of the Investment Advisory Agreement, the Adviser has entered into an Expense Limitation Agreement under which it has contractually agreed, until October 31, 2026, to reduce its advisory fees and to pay the ordinary operating expenses to at least the extent necessary to limit annual ordinary operating expenses to 0.99% of the Fund’s average daily net assets. Ordinary operating expenses exclude brokerage costs, taxes, interest, acquired fund fees and expenses and extraordinary expenses. Any such fee reductions by the Adviser, or payments by the Adviser of expenses which are the Fund’s obligation, are subject to repayment by the Fund, provided that the repayment does not cause the ordinary operating expenses to exceed the foregoing expense limitation or any expense limitation in place at the time of repayment and provided further that the fees and expenses which are the subject of the repayment were incurred within three years of the repayment. During the six months ended December 31, 2025, the Fund incurred $789,249 of investment advisory fees. In response to changes concerning the corporate ownership structure of the Adviser, the Adviser previously agreed to refund a portion of the investment advisory fees paid by the Fund. For the year ended June 30, 2025 the Adviser repaid $26,787. This amounts cannot be recovered by the Adviser.

Certain officers of the Trust are also officers of the Adviser.

Other Service Providers — Ultimus Fund Solutions, LLC (“Ultimus”) provides administration, fund accounting and transfer agency services to the Fund. The Fund pays Ultimus fees in accordance with the agreements for such services. In addition, the Fund pays out of-pocket expenses including, but not limited to, postage, supplies and certain costs related to the pricing of the Fund’s portfolio securities. Certain officers of the Trust are also officers of Ultimus, or of Ultimus Fund Distributors, LLC (the “Distributor”), the principal underwriter of the Fund. The Distributor is a wholly-owned subsidiary of Ultimus.

Compensation of Trustees — Trustees and officers affiliated with the Adviser or Ultimus are not compensated by the Trust for their services. Each Trustee who is not an affiliated person of the Adviser or Ultimus receives from the Trust an annual retainer of $7,500, payable quarterly, plus a fee of $1,250 for attendance at each meeting of the Board, in addition to reimbursement of travel and other expenses incurred in attending the meetings. Additionally, the Chairman of the Audit Committee receives from the Trust an additional annual retainer of $5,000.

CUTLER EQUITY FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

4. Shareholder Service Plan

The Fund may pay shareholder servicing fees not to exceed 0.15% per annum of the Fund’s average daily net assets, and of this amount, the Board has authorized the actual expenditure of shareholder servicing fees up to 0.05% per annum of the Fund’s average daily net assets. These fees may be paid to compensate intermediaries and other entities for the performance of administrative, non-distribution related shareholder services. During the six months ended December 31, 2025, the Fund incurred $52,617 of shareholder servicing fees.

5. Securities Transactions

During the six months ended December 31, 2025, cost of purchases and proceeds from sales and maturities of investment securities, other than short-term investments and U.S. government securities, totaled $5,036,120 and $12,285,504, respectively.

6. Contingencies and Commitments

The Fund indemnifies the Trust’s officers and Trustees for certain liabilities that might arise from their performance of their duties to the Fund. Additionally, in the normal course of business the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

7. Subsequent Events

The Fund is required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed as of the date of the Statement of Assets and Liabilities. For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Fund is required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made. Management has evaluated subsequent events through the issuance of these financial statements and has noted no such events.

CUTLER EQUITY FUND

ADDITIONAL INFORMATION (Unaudited)

Changes in and/or Disagreements with Accountants

There were no changes in and/or disagreements with accountants during the period covered by this report.

Proxy Disclosures

Not applicable

Remuneration Paid to Directors, Officers and Others

Refer to the financial statements included herein.

Statement Regarding Basis for Approval of Investment Advisory Agreement

Not applicable

Proxy Voting Information

A description of the policies and procedures that the Fund use to determine how to vote proxies relating to securities held in the Fund’s portfolios is available without charge, upon request, by calling 1-800-228-8537 or on the SEC’s website at www.sec.gov.

(b)	Included in (a)

Item 8.	Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable

Item 9.	Proxy Disclosures for Open-End Management Investment Companies.

Not applicable

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable

Item 14.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable

Item 15.	Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 16.	Controls and Procedures.

(a)	Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

Item 18.	Recovery of Erroneously Awarded Compensation.

(a)	Not applicable

(b)	Not applicable

Item 19.	Exhibits.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1)	Not required

(a)(2)	Not applicable

(a)(3)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

(a)(4)	Not applicable

(a)(5)	Not applicable

(b)	Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)): Attached hereto

Exhibit 99.CERT	Certifications required by Rule 30a-2(a) under the Act

Exhibit 99.906CERT	Certifications required by Rule 30a-2(b) under the Act

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Cutler Trust

By (Signature and Title)*		/s/ Erich M. Patten
Erich M. Patten, President and Principal Executive Officer

Date	March 10, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ Erich M. Patten
Erich M. Patten, President and Principal Executive Officer

Date	March 10, 2026

By (Signature and Title)*		/s/ Matthew C. Patten
Matthew C. Patten, Treasurer and Principal Financial Officer

Date	March 10, 2026

*	Print the name and title of each signing officer under his or her signature.